INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Net income (including non-controlling interests)	$ 3,243.0	$ 1,380.0	$ 1,022.0
Income tax expense	359.0	1,535.0	238.0
Income before taxes	3,602.0	2,915.0	1,260.0
Tax expense (benefit) at the statutory rates applicable to profits (losses) in the countries	677.0	582.0	454.0
Permanent items	(487.0)	(31.0)	(101.0)
Rate changes	(29.0)	370.0	0.0
Net change in measurement of deferred tax assets	(68.0)	182.0	(423.0)
Tax effects of foreign currency translation	16.0	(21.0)	(20.0)
Tax credits	(12.0)	(16.0)	(26.0)
Other taxes	199.0	219.0	324.0
Others	63.0	250.0	30.0
Total income tax expense	359.0	$ 1,535.0	$ 238.0
Current tax expense (income), related to Pillar Two income taxes	$ 8.0